Fair Value Measurements (Tables) - Gravitics Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Company’s Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (amounts in thousands):

	March 31, 2026
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Warrant liabilities	$-	$-	$52	$52
Total liabilities	$-	$-	$52	$52

	December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Convertible promissory notes	$-	$-	$5,739	$5,739
Warrant liabilities	-	-	2,934	2,934
SAFE liabilities	-	-	10,109	10,109
Total liabilities	$-	$-	$18,782	$18,782

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (amounts in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Convertible promissory notes	$-	$-	$5,739	$5,739
Warrant liabilities	-	-	2,934	2,934
SAFE liabilities	-	-	10,109	10,109
Total liabilities	$-	$-	$18,782	$18,782

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Convertible promissory notes	-	-	4,248	4,248
Warrant liabilities	-	-	949	949
SAFE liabilities	-	-	7,673	7,673
Total liabilities	$-	$-	$12,870	$12,870

Schedule of Change in Liability Classified Warrant Fair Value

The following table summarizes the change in SAFE fair value for the three months ended March 31, 2026 and 2025 (amounts in thousands):

		Related Party
	SAFE	SAFE
	Liabilities	Liabilities	Total
Balance at January 1, 2026	$5,594	$4,515	$10,109
Change in fair value	504	139	643
Conversion to equity	(6,098)	(4,654)	(10,752)
Balance at March 31, 2026	$-	$-	$-

		Related Party
	SAFE	SAFE
	Liabilities	Liabilities	Total
Balance at January 1, 2025	$5,925	$1,748	$7,673
Change in fair value	(454)	(129)	(583)
Balance at March 31, 2025	$5,471	$1,619	$7,090

The following table summarizes the change in SAFE fair value for the years ended December 31, 2025 and 2024 (amounts in thousands):

		Related Party
	SAFE	SAFE
	Liabilities	Liabilities	Total
Balance at January 1, 2024	$3,375	$133	$3,508
Issuance of SAFES	1,557	1,500	3,057
Change in fair value	993	115	1,108
Balance at December 31, 2024	5,925	1,748	7,673
Issuance of SAFES	655	2,940	3,595
Change in fair value	(986)	(173)	(1,159)
Balance at December 31, 2025	$5,594	$4,515	$10,109

Schedule of Significant Inputs Used in Fair Value Measurement
As of January 12,
2026
Equity value	$99,868
Expected term to liquidity (in years)	3.0
Equity volatility	75%
Risk-free rate	3.8%

Warrant [Member]
Schedule of Change in Liability Classified Warrant Fair Value

The following table summarizes the change in liability-classified warrant fair value for the three months ended March 31, 2026 and 2025 (amounts in thousands):

		Related Party
	Warrant	Warrant
	Liabilities	Liabilities	Total
Balance at January 1, 2026	$2,689	$245	$2,934
Additions	52	-	52
Change in fair value	7,615	847	8,462
Change in classification to equity	(10,304)	(1,092)	(11,396)
Balance at March 31, 2026	$52	$-	$52

		Related Party
	Warrant	Warrant
	Liabilities	Liabilities	Total
Balance at January 1, 2025	$830	$119	$949
Change in fair value	372	53	425
Balance at March 31, 2025	$1,202	$172	$1,374

The following table summarizes the change in liability-classified warrant fair value for the years ended December 31, 2025 and 2024 (amounts in thousands):

		Related Party
	Warrant	Warrant
	Liabilities	Liabilities	Total
Balance at January 1, 2024	$817	$107	$924
Change in fair value	75	12	87
Change in classification to equity	(62)	-	(62)
Balance at December 31, 2024	830	119	949
Change in fair value	1,859	126	1,985
Balance at December 31, 2025	$2,689	$245	$2,934

Schedule of Significant Inputs Used in Fair Value Measurement
Stock price - common	$4.28
Risk-free interest rate	4.0%
Expected term (years)	5.0
Expected volatility	62.4%
Expected dividend yield	0.0%

Schedule of Significant Inputs Used in Fair Value Measurement of Warrant Liabilities

The significant inputs used in the Level 3 fair value measurement of the warrant liabilities at December 31, 2025 are as follows:

As of December 31,
2025
Equity value	$111,800
Fully diluted capitalization (shares)	20,013,152
Equity ownership percentage (per warrant)	0.5% - 6.0%

The significant inputs used in the Level 3 fair value measurement of the warrant liabilities are as follows:

	December 31,
	2025	2024
Equity value	$111,800	$30,601
Fully diluted capitalization (shares)	20,013,152	18,820,109
Equity ownership percentage (per warrant)	0.5% - 6.0%	0.5% - 6.0%

Convertible Debt [Member]
Schedule of Change in Liability Classified Warrant Fair Value

The following table summarizes the change in convertible promissory note fair value for the three months ended March 31, 2026 and 2025 (amounts in thousands):

		Related Party
	Convertible	Convertible
	Promissory	Promissory
	Notes	Notes	Total
Balance at January 1, 2026	$4,965	$774	$5,739
Change in fair value	2,986	463	3,449
Repayment of interest, including $20 PIK interest	(80)	-	(80)
Conversion to equity	(7,871)	(1,237)	(9,108)
Balance at March 31, 2026	$-	$-	$-

		Related Party
	Convertible	Convertible
	Promissory	Promissory
	Notes	Notes	Total
Balance at January 1, 2025	$3,728	$520	$4,248
Change in fair value	239	31	270
Repayment of interest, including $16 PIK interest	(61)	-	(61)
Balance at March 31, 2025	$3,906	$551	$4,457

The following table summarizes the change in convertible promissory note fair value for the years ended December 31, 2025 and 2024 (amounts in thousands):

		Related Party
	Convertible	Convertible
	Promissory	Promissory
	Notes	Notes	Total
Balance at January 1, 2024	$4,433	$386	$4,819
Change in fair value	1,112	134	1,246
Repayment of interest, including $199 PIK interest	(749)	-	(749)
Settlements	(1,068)	-	(1,068)
Balance at December 31, 2024	3,728	520	4,248
Change in fair value	1,604	254	1,858
Repayment of interest, including $92 PIK interest	(367)	-	(367)
Balance at December 31, 2025	$4,965	$774	$5,739

Schedule of Significant Inputs Used in Fair Value Measurement

The probability-weighted fair values were derived using the significant inputs set forth below:

As of March 30,
2026
Equity value	$173,534
Weighting of exit scenario	40%
Weighting of going concern scenario	60%
Expected term to liquidity (in years)	3.0
Equity volatility	75%
Risk-free rate	3.8%

Convertible Promissory Note [Member]
Schedule of Significant Inputs Used in Fair Value Measurement

The significant inputs used in the Level 3 fair value measurement of convertible promissory notes are as follows:

As of December 31,
2025
Equity value	$111,800
Volatility	57.0%
Discount rate	20.3% - 35.5%
Expected term to event (in years)	0.13 - 0.83
Probability of equity financing	85.0%
Probability of corporate transaction	10.0%
Probability of maturity	2.5%
Probability of dissolution	2.5%

The significant inputs used in the Level 3 fair value measurement of convertible promissory notes are as follows:

	December 31,
	2025	2024
Equity value	$111,800	$30,601
Volatility	57.0%	47.0% - 54.0%
Discount rate	20.3% - 35.5%	19.6% - 34.8%
Expected term to event (in years)	0.13 - 0.83	1.0 - 1.83
Probability of equity financing	85.0%	75.0%
Probability of corporate transaction	10.0%	10.0%
Probability of maturity	2.5%	5.0%
Probability of dissolution	2.5%	10.0%

SAFE Liabilities [Member]
Schedule of Significant Inputs Used in Fair Value Measurement

The significant inputs used in the Level 3 fair value measurement of the SAFEs are as follows:

As of December 31,
2025
Equity value	$111,800
Volatility	32.0% - 32.5%
Discount rate	3.8% - 9.2%
Expected term to event (in years)	0.13 - 0.75
Probability of equity financing	85.0%
Probability of liquidity event	12.5%
Probability of dissolution event	2.5%

The significant inputs used in the Level 3 fair value measurement of the SAFEs are as follows:

	December 31,
	2025	2024
Equity value	$111,800	$30,601
Volatility	32.0% - 32.5%	33.5% - 36.5%
Discount rate	3.8% - 9.2%	5.2% - 8.5%
Expected term to event (in years)	0.13 - 0.75	1.0 - 1.75
Probability of equity financing	85.0%	75.0%
Probability of liquidity event	12.5%	15.0%
Probability of dissolution event	2.5%	10.0%